FAIR VALUE MEASUREMENTS (Schedule of Fair Value of Warrants Liability) (Details)	6 Months Ended
Jun. 30, 2021 USD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of February 16, 2021 (initial measurement)	$ 0
Change in fair value	1,725,151
Fair value as of March 31, 2021	31,790,225
Private Placement
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of February 16, 2021 (initial measurement)	24,812,195
Change in fair value	1,380,405
Fair value as of March 31, 2021	26,192,600
Public
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of February 16, 2021 (initial measurement)	5,252,879
Change in fair value	344,746
Fair value as of March 31, 2021	5,597,625
Note Warrant
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of February 16, 2021 (initial measurement)	30,065,074
Change in fair value	1,725,151
Fair value as of March 31, 2021	$ 31,790,225